SCHEDULE OF BUSINESS SEGMENT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 50,872	$ 69,501
Operating results	(1,726,113)	(2,358,216)	(4,223,088)	(3,227,956)
Non-current assets	2,976,904	4,067,046	2,272,239
Total assets	7,369,162	10,067,749	12,368,870
Non-current liabilities	305,474	417,338	407,772
Total liabilities	749,495	1,023,960	1,124,715
Balance	$ 6,619,667	9,043,789	11,244,155	$ 586,298
Immune cell therapy [member]
IfrsStatementLineItems [Line Items]
Revenue
Lab consumables and private-blood banking expenses
Operating results		(2,288,907)	(4,223,088)
Non-current assets		3,255,888	2,272,239
Total assets		9,059,086	12,368,870
Non-current liabilities		394,311	407,772
Total liabilities		871,435	1,124,715
Balance		8,246,154	11,244,155
CBU service & related therapy [member]
IfrsStatementLineItems [Line Items]
Revenue		69,501
Lab consumables and private-blood banking expenses		(17,121)
Operating results		(69,309)
Non-current assets		811,158
Total assets		1,008,663
Non-current liabilities		23,027
Total liabilities		152,525
Balance		797,635
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenue		69,501
Lab consumables and private-blood banking expenses		(17,121)
Operating results		(2,358,216)	(4,223,088)
Non-current assets		4,067,046	2,272,239
Total assets		10,067,749	12,368,870
Non-current liabilities		417,338	407,772
Total liabilities		1,023,960	1,124,715
Balance		$ 9,043,789	$ 11,244,155